Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 6,058
Ending balance	32,390	$ 6,058
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,895	12,179
Additions	191
Costs expensed		(80)
Foreign exchange	(1,324)	(204)
Ending balance	39,612	11,895
Cost | BioStrand B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization	28,850
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,837	3,894
Amortization	2,013	2,069
Foreign exchange	(628)	(126)
Ending balance	7,222	5,837
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,058
Ending balance	32,390	6,058
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	115
Costs expensed		(80)
Foreign exchange		(2)
Ending balance	33	33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1	0
Amortization	7	1
Ending balance	8	1
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32
Ending balance	25	32
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,089	4,159
Foreign exchange	(634)	(70)
Ending balance	31,914	4,089
Intellectual Properties | Cost | BioStrand B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization	28,459
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,445	1,054
Amortization	398	421
Foreign exchange	(150)	(30)
Ending balance	1,693	1,445
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,644
Ending balance	30,221	2,644
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,635	7,765
Foreign exchange	(667)	(130)
Ending balance	7,359	7,635
Proprietary Processes | Cost | BioStrand B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization	391
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,391	2,840
Amortization	1,577	1,647
Foreign exchange	(477)	(96)
Ending balance	5,491	4,391
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,244
Ending balance	1,868	3,244
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	138	140
Foreign exchange	(12)	(2)
Ending balance	126	138
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance		0
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	138
Ending balance	126	138
Customer List | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0
Additions	191
Ending balance	180
Customer List | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	31
Foreign exchange	(1)
Ending balance	30	0
Customer List | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	$ 150	$ 0